Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options (Details) - $ / shares	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2023	[1]	Jun. 30, 2022	Jun. 30, 2023	[1]	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Grant Price			$ 0.71			$ 0.79	$ 0.79	$ 1.46
Expected life (in years)			6 years 29 days			5 years 6 months 29 days	5 years 6 months 29 days	5 years 8 months 15 days
Risk-free interest rates			2.90%			1.74%	1.74%	0.99%
Volatility			128.35%			130.71%	130.71%	102.34%
Dividend yield							(0.00%)	(0.00%)
Market price			$ 0.71			$ 0.79

[1]	There were no stock options granted under the Plan during the three and six months ended June 30, 2023.